                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2001


Check here if Amendment [  ]; Amendment Number:

     This Amendment (Check only one.):       [   ]  is a restatement.
                                             [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Hocky Management Company, LLC
Address: 100 South Bedford Road, Suite 110
         Mt. Kisco, NY  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:

/s/ David Sachs                                  Mt. Kisco, New York                       May 7, 2001
-----------------------------                    -------------------                       -----------
       [Signature]                                   [City, State]                            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:              33
                                                -------------

Form 13F Information Table Value Total:            $72,387
                                                 -------------
                                                  (thousands)


List of Other Included Managers:

None

          Form 13F INFORMATION TABLE Hocky Management Co. LLC (3/31/01)

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED    NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----    ------   ----
AT&T CORP             COM LIB GRPA     001957208     4200     300,000  SH          SOLE                      287400           12600
APTARGROUP INC        COMMON STOCK     038336103     3047     100,000  SH          SOLE                       95000            5000
BAY VIEW CAP
 CORP DEL             COMMON STOCK     07262L101      623     131,400  SH          SOLE                      126200            5200
CABOT CORP            COMMON STOCK     127055101     2082      66,100  SH          SOLE                       62800            3300
ENERGIZER HLDS INC    COMMON STOCK     29266R108     2125      85,000  SH          SOLE                       81500            3500
FMC CORP              COM NEW          302491303     2150      29,200  SH          SOLE                       27800            1400
GAINSCO INC           COMMON STOCK     363127101       45      25,000  SH          SOLE                                       25000
GENERAL CABLE CORP
 DEL NEW              COMMON STOCK     369300108     3071     283,000  SH          SOLE                      272100           10900
GOODRICH B F CO       COMMON STOCK     382388106     2225      58,000  SH          SOLE                       55100            2900
HARRAHS ENTMT INC     COMMON STOCK     413619107     1472      50,000  SH          SOLE                       50000
ISTAR FINL INC        COMMON STOCK     45031U101     1297      56,200  SH          SOLE                       53500            2700
INSIGHT
 COMMUNICATIONS INC   CL A             45768V108      663      25,000  SH          SOLE                       23800            1200
INTERPUBLIC GROUP
 COS INC              COMMON STOCK     460690100     3435     100,000  SH          SOLE                       95100            4900
INTERSTATE BAKERIES
  CORP DEL            COMMON STOCK     46072H108     4126     270,000  SH          SOLE                      257000           13000
KROGER CO             COMMON STOCK     501044101     3482     135,000  SH          SOLE                      135000
LANCE INC             COMMON STOCK     514606102     1125     100,000  SH          SOLE                       95000            5000
LIBERTE INVS INC DEL  COMMON STOCK     530154103     3082     963,200  SH          SOLE                      905000           58200
LIBERTY LIVEWIRE
  CORP                CL A             530709104      432     123,900  SH          SOLE                      119900            4000
MARTIN MARIETTA
 MATLS INC            COMMON STOCK     573284106     4419     103,500  SH          SOLE                       98900            4600
NEXTEL
 COMMUNICATIONS  INC  CL A             65332V103      791      55,000  SH          SOLE                       52300            2700
PHILIP MORRIS
  COS INC             COMMON STOCK     718154107     1898      40,000  SH          SOLE                       38500            1500
PRIMACOM AG           SPONSORED ADR    74154N108      675     100,000  SH          SOLE                       95100            4900
RALCORP HLDGS INC
  NEW                 COMMON STOCK     751028101     2885     161,200  SH          SOLE                      153200            8000
REPUBLIC SVCS INC     COMMON STOCK     760759100     1618      86,300  SH          SOLE                       82600            3700
ROGERS
  COMMUNICATIONS INC  CL B             775109200     2612     176,000  SH          SOLE                      168000            8000
RUDDICK CORP          COMMON STOCK     781258108      437      31,900  SH          SOLE                       29000            2900
SCRIPPS E W CO OHIO   CL A             811054204     2684      46,300  SH          SOLE                       44800            1500
SHAW COMMUNICATIONS
 INC                  CL B CONV        82028K200     1980     100,000  SH          SOLE                       94400            5600
STATION CASINOS INC   COMMON STOCK     857689103     4582     331,800  SH          SOLE                      316200           15600
UNITEDGLOBALCOM       CL A             913247508     1922     146,400  SH          SOLE                      139300            7100
VENTAS INC.           COMMON STOCK     92276F100     1700     200,000  SH          SOLE                      190000           10000
YOUNG BROADCASTING
 INC                  CL A             987434107     3373     107,500  SH          SOLE                      103100            4400
SBS BROADCASTING SA   ORD              L8137F102     2131     110,000  SH          SOLE                      104800            5200